Results of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018		Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2019		May 31, 2018		May 31, 2017
Segment Reporting Information [Line Items]
Net Sales		$ 1,601,401	$ 1,140,630	$ 1,362,531	$ 1,459,989	$ 1,558,156	[1]	$ 1,102,677	$ 1,315,416	$ 1,345,394	$ 5,564,551	[2]	$ 5,321,643	[2]	$ 4,958,175	[2]
Income (Loss) Before Income Taxes											339,845		417,048		244,333
Identifiable Assets		5,441,355				5,271,822					5,441,355		5,271,822		5,090,449
Capital Expenditures											136,757		114,619		126,109
Depreciation and Amortization											141,742		128,499		116,773
Operating Segments | Industrial Segment
Segment Reporting Information [Line Items]
Net Sales	[2]										2,889,822		2,814,755		2,564,202
Income (Loss) Before Income Taxes											243,234		270,792		243,335
Identifiable Assets		2,322,511				2,422,799					2,322,511		2,422,799		2,382,784
Capital Expenditures											54,514		60,145		65,083
Depreciation and Amortization											62,435		57,267		51,529
Operating Segments | Consumer Segment
Segment Reporting Information [Line Items]
Net Sales	[2]										1,887,767		1,754,339		1,680,384
Income (Loss) Before Income Taxes											215,002		171,874		58,726
Identifiable Assets		1,984,332				1,859,381					1,984,332		1,859,381		1,821,190
Capital Expenditures											54,444		38,921		45,690
Depreciation and Amortization											41,882		38,037		33,374
Operating Segments | Specialty Segment
Segment Reporting Information [Line Items]
Net Sales	[2]										786,962		752,549		713,589
Income (Loss) Before Income Taxes											101,441		123,307		107,904
Identifiable Assets		860,125				740,952					860,125		740,952		759,822
Capital Expenditures											26,364		14,958		14,104
Depreciation and Amortization											32,379		27,457		26,453
Corporate/Other
Segment Reporting Information [Line Items]
Income (Loss) Before Income Taxes											(219,832)		(148,925)		(165,632)
Identifiable Assets		$ 274,387				$ 248,690					274,387		248,690		126,653
Capital Expenditures											1,435		595		1,232
Depreciation and Amortization											$ 5,046		$ 5,738		$ 5,417

[1]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.